Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Jul. 02, 2024 [1]	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024
SMI 3Fourteen Full-Cycle Trend ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,820	$ 10,978	$ 11,253	$ 10,733	$ 11,058	$ 10,583
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,032	$ 10,276	$ 10,495	$ 10,400	$ 11,010	$ 10,814

[1]	Inception